INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired intangible assets, net
Gross carrying amount	$ 13,743	$ 11,262
Accumulated amortization	(3,305)	(1,724)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	9,416	8,516
Total amortization expenses	1,403	1,264	$ 298
Amortization expenses of acquired intangible assets	1,265	1,264	$ 298
Expected amortization expenses
2021	1,660
2022	1,660
2023	1,473
2024	684
2025	684
Technology platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Non-compete agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Customer base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	3,108	2,915
Accumulated amortization	(1,316)	(660)
Net carrying amount	1,792	2,255
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	7,240	6,786
Accumulated amortization	(1,508)	(735)
Net carrying amount	5,732	6,051
In-progress orders
Acquired intangible assets, net
Intangible assets subject to amortization	203	190
Accumulated amortization	(203)	(190)
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Internal use software
Acquired intangible assets, net
Intangible assets subject to amortization	1,821
Accumulated amortization	(139)
Net carrying amount	1,682
Trademark/domain name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210